Risk management (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Demand deposits	R$ 29,994	R$ 40,398
Demand deposits Percentage	100.00%	100.00%
Savings accounts	R$ 52,989	R$ 57,369
Savings accounts Percentage	100.00%	100.00%
Time deposits	R$ 414,479	R$ 403,686
Time deposits Percentage	29.00%	26.00%
Interbank deposit	R$ 6,022	R$ 5,850
Interbank deposit percentage	20.00%	18.00%
Funds from acceptances and issuance of securities	R$ 177,693	R$ 151,686
Funds from acceptances and issuance of securities percentage	6.00%	7.00%
Borrowings and Onlendings	R$ 109,594	R$ 105,768
Borrowings and Onlendings percentage	12.00%	9.00%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	R$ 28,305	R$ 23,125
Subordinated Debts / Debt Instruments Eligible to Compose Capital percentage
Total	R$ 819,076	R$ 787,882
Total percentage	28.00%	28.00%
Customers Funding 0 Days 30 [Member]
IfrsStatementLineItems [Line Items]
Demand deposits	R$ 29,994	R$ 40,398
Savings accounts	52,989	57,369
Time deposits	118,994	103,569
Interbank deposit	1,207	1,058
Funds from acceptances and issuance of securities	11,414	11,237
Borrowings and Onlendings	13,175	9,959
Subordinated Debts / Debt Instruments Eligible to Compose Capital
Total	R$ 227,773	R$ 223,590